Debt (Schedule of Long term debt and Capital lease obligation) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012
Current maturities of long-term debt:
Capital lease obligation	$ 1.4		$ 1.3
Total current debt	1.5		1.3
Long-term debt:
Capital lease obligation	1.8		3.1
Total long-term debt	918.3		8.9
Total debt	919.8		10.2
Debentures | 7.00% Debenture
Long-term debt:
Long term debt, excluding current maturities	0	[1]	5.8	[1]
Debentures | 9.50% Debenture
Long-term debt:
Long term debt, excluding current maturities	10.4	[2]	0	[2]
Debentures | 8.00% Debenture
Long-term debt:
Long term debt, excluding current maturities	8.0	[2]	0	[2]
Senior Notes | 3.50% Senior Note
Long-term debt:
Long term debt, excluding current maturities	299.9		0
Senior Notes | 4.75% Senior Note
Long-term debt:
Long term debt, excluding current maturities	598.2		0
Loans Payable
Current maturities of long-term debt:
Loan payable	$ 0.1		$ 0

[1]	Under the terms of the Separation and Distribution Agreement, the 7.00% debentures due December 2013 were retained by Covidien.
[2]	Under the terms of the Separation and Distribution Agreement, the 8.00% and 9.50% debentures due in March 2023 and May 2022, respectively, were transferred to the Company.